Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers
Revenue	$ 143,189,602	$ 159,611,078	$ 91,881,204
National sales
Revenue from contracts with customers
Revenue from sale of goods	71,745,082	83,651,506	44,822,210
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	71,444,520	75,959,572	47,058,994
Mid-distillates | National sales
Revenue from contracts with customers
Revenue from sale of goods	32,605,842	39,182,510	17,140,327
Gasolines | National sales
Revenue from contracts with customers
Revenue from sale of goods	23,129,025	27,620,199	15,475,370
Gasolines | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	193,394	157,685
Natural gas | National sales
Revenue from contracts with customers
Revenue from sale of goods	4,358,266	4,162,876	3,200,069
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	105,413	254,054	71,529
Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	3,232,784	3,601,681	3,065,988
Electric Power Transmission Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	2,769,897	2,595,505	728,467
Electric Power Transmission Services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	5,666,389	5,114,783	1,827,622
Plastic and rubber | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,225,223	1,568,816	1,642,035
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,393,669	2,036,201	2,092,379
Fuel gas Service | National sales
Revenue from contracts with customers
Revenue from sale of goods	989,084	860,102	734,666
Asphalts | National sales
Revenue from contracts with customers
Revenue from sale of goods	938,185	897,200	611,051
L.P.G. and propane | National sales
Revenue from contracts with customers
Revenue from sale of goods	762,349	1,094,332	926,231
L.P.G. and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	302,159	339,837	116,960
Roads and construction service | National sales
Revenue from contracts with customers
Revenue from sale of goods	349,834	355,737	107,179
Roads and construction service | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	4,761,317	4,676,822	1,241,144
Polyethylene | National sales
Revenue from contracts with customers
Revenue from sale of goods	314,184	302,630	320,466
Aromatics | National sales
Revenue from contracts with customers
Revenue from sale of goods	297,957	343,792	247,387
Crude oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	128,416	375,790	193,476
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	49,559,864	56,651,753	34,868,421
Fuel oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	36,298	9,213	23,799
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	4,028,908	4,348,312	2,288,977
Other income - Gas contracts | National sales
Revenue from contracts with customers
Revenue from sale of goods	30	1,940	2,879
Other products | National sales
Revenue from contracts with customers
Revenue from sale of goods	607,708	679,183	402,828
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,804,697	1,633,510	1,033,909
Cash flow hedging | National sales
Revenue from contracts with customers
Revenue from sale of goods			(8)
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(468,407)	(1,578,246)	(349,884)
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 4,097,117	$ 2,324,861	$ 3,867,937